Income taxes- Disclosure of research and development investment tax credits (Details) - Research and development investment tax credits [Member]	12 Months Ended
Sep. 30, 2024 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	$ 348,583
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	13,361
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	6,742
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	0
2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	328,480
2042 and thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	$ 0